UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☑ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2022 to December 31, 2022

Date of Report (Date of earliest event reported): February 1, 2023

Securitizer name:  Dividend Finance Inc.

Commission File Number of securitizer:  025-03503

Central Index Key Number of securitizer: 0001716946

David Sterlitz, (415) 805-7000
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☑

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

In October 2017, Dividend Solar Loans 2017-1 LLC (the “2017-1 Issuer”), a wholly-owned indirect subsidiary of Dividend Finance, LLC, now known as Dividend Finance Inc. (the “Sponsor”), completed its first issuance of solar loan-backed securities and this was the first issuance for the Sponsor. The underlying transaction agreements relating to this issuance provide covenants of Dividend Solar Depositor 2017-1 LLC (the “2017-1 Depositor”) to repurchase individual pool assets (the “2017-1 Solar Loans”) from the 2017-1 Issuer upon the breach of certain representations and warranties made by the 2017-1 Depositor concerning the 2017-1 Solar Loans.  The 2017-1 Depositor has not received any demands to repurchase any of the 2017-1 Solar Loans during the annual period ended December 31, 2022.

In April 2018, Dividend Solar Loans 2018-1 LLC (the “2018-1 Issuer”), a wholly-owned indirect subsidiary of the Sponsor, completed its first issuance of solar loan-backed securities, and this was the second issuance for the Sponsor. The underlying transaction agreements relating to this issuance provide covenants of Dividend Solar Depositor 2018-1 LLC (the “2018-1 Depositor”) to repurchase individual pool assets (the “2018-1 Solar Loans”) from the 2018-1 Issuer upon the breach of certain representations and warranties made by the 2018-1 Depositor concerning the 2018-1 Solar Loans.  The 2018-1 Depositor has not received any demands to repurchase any of the 2018-1 Solar Loans during the annual period ended December 31, 2022.

In December 2018, Dividend Solar Loans 2018-2 LLC (the “2018-2 Issuer”), a wholly-owned indirect subsidiary of the Sponsor, completed its first issuance of solar loan-backed securities, and this was the third issuance for the Sponsor. The underlying transaction agreements relating to this issuance provide covenants of Dividend Solar Depositor 2018-2 LLC (the “2018-2 Depositor”) to repurchase individual pool assets (the “2018-2 Solar Loans”) from the 2018-2 Issuer upon the breach of certain representations and warranties made by the 2018-2 Depositor concerning the 2018-2 Solar Loans.  The 2018-2 Depositor has not received any demands to repurchase any of the 2018-2 Solar Loans during the annual period ended December 31, 2022.

In July 2019, Dividend Solar Loans 2019-1 LLC (the “2019-1 Issuer”), a wholly-owned indirect subsidiary of the Sponsor, completed its first issuance of solar loan-backed securities, and this was the fourth issuance for the Sponsor. The underlying transaction agreements relating to this issuance provide covenants of Dividend Solar Depositor 2019-1 LLC (the “2019-1 Depositor”) to repurchase individual pool assets (the “2019-1 Solar Loans”) from the 2019-1 Issuer upon the breach of certain representations and warranties made by the 2019-1 Depositor concerning the Solar Loans.  The 2019-1 Depositor has not received any demands to repurchase any of the 2019-1 Solar Loans during the annual period ended December 31, 2022.

Accordingly, the Sponsor does not have any repurchase demand activity to report, which the Sponsor has indicated by checking the appropriate box on the cover page of this Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entities have duly caused this report to be signed on their behalf by the undersigned hereunto duly authorized.

DIVIDEND FINANCE INC.

By:		/s/ Michael Churchill
	Name:	Michael Churchill
	Title:	Chief Financial Officer

Date: February 1, 2023